Cash and cash equivalents	6 Months Ended
Jun. 30, 2021
Cash and cash equivalents
Cash and cash equivalents

Note 4 – Cash and cash equivalents

As at June 30, 2021 and December 31, 2020, cash and cash equivalents were primarily held in interest-bearing deposits.

Cash and cash equivalents comprised the following:

	At June 30,	At December 31,
	2021	2020
Cash deposits	$187.7	$523.7
Term deposits	10.0	10.5
	$197.7	$534.2